UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2011, through September 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Investors generally were encouraged by expectations of a more robust economic recovery through the first quarter of 2011, but investor sentiment deteriorated sharply during the reporting period due to disappointing economic data, rising commodity prices, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. Market volatility was particularly severe during August and September after a major credit rating agency downgraded U.S. long-term debt. While most fixed-income securities proved volatile in this challenging environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently is clouded by market turbulence and political infighting, but we believe that a continued subpar global expansion is more likely than a return to recession. Inflationary pressures appear to be waning in most countries as energy prices recently have retreated from their highs. In the United States, the Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by deleveraging in the private sector and fiscal consolidation by governments in the United States and Europe. To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 17, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2011, through September 30, 2011, as provided by James Welch and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2011, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 2.20%, Class B Shares returned 1.44%, Class D shares returned 2.28% and Class I shares returned 2.31%.1 In comparison, the fund’s benchmark, the Barclays Capital 3-Year Municipal Bond Index (the “Index”), produced a total return of 2.34% for the reporting period.2

Despite intensifying economic uncertainty during the reporting period, municipal bonds fared relatively well as a reduced supply of newly issued securities was met by robust investor demand. The fund’s Class I shares produced a return that was roughly in line with its benchmark, due mainly to positive results from our yield-curve and sector allocation strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, but may continue to hold bonds which are subsequently downgraded to below investment grade.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Municipal Bonds Held Up Relatively Well

Ongoing stimulative measures from the Federal Reserve Board, improved economic data and rising corporate earnings generally supported investor sentiment through the opening weeks of the reporting period. However, economic sentiment began to deteriorate in late April when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and a contentious debate regarding U.S. government spending and borrowing intensified. Riskier assets suffered bouts of volatility as investors shifted their focus to traditionally defensive investments. Turbulence among stocks and lower-rated bonds was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities.

Despite these developments, municipal bonds held up relatively well due to robust investor demand for a limited supply of newly issued securities. Many states and municipalities had come to market in late 2010 with a flood of new issuance to take advantage of federal subsidies provided by the Build America Bonds program, which expired at the end of the calendar year. Political pressure to reduce spending and borrowing also led to fewer capital projects requiring financing over the first nine months of 2011.Yet, demand remained robust throughout the reporting period from investors seeking competitive levels of tax-exempt income.

However, the municipal bond market was not immune to the effects of changing investor sentiment as economic conditions deteriorated. As part of a broader “flight to quality,” demand proved greater for higher-rated municipal bonds than their lower-rated counterparts.

Revenue Bonds Supported Relative Performance

The fund’s results were buoyed by our yield-curve strategy.With yield differences steeper than average along the short-intermediate term spectrum, we emphasized bonds with maturities in the four- to five-year range, and we held relatively light exposure to securities with maturities of two years and less.This positioning enabled the fund to participate more fully in strength at the longer end of the spectrum. In addition, our sector allocation strategy proved effective, as we focused on bonds backed by revenues from essential-services facilities, such as waterworks and sewer projects. Such securities generally produced higher returns than bonds backed by the general taxing authority of state and local governments. Nonetheless, the fund achieved strong results from general obligation bonds issued by New Jersey and Illinois, which rebounded from previously depressed levels. The fund’s bias toward higher-quality municipal bonds also contributed positively to relative performance during the reporting period’s flight to quality.

Adjusting to a Slower-Growth Environment

Heightened market volatility and general economic uncertainty convinced us to adopt a relatively cautious investment posture. Consequently, the fund ended the reporting period with an emphasis on higher-rated municipal bonds with maturities toward the longer end of the short-intermediate range. In our view, securities with these characteristics are likely to be the focus of demand from individual investors seeking competitive levels of tax advantaged income as they grow more concerned about persistently low interest rates and potential tax increases.

October 17, 2011

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Class D and I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Return figure provided for Class B shares reflects the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011
	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$4.26	$11.92	$3.50	$3.09
Ending value (after expenses)	$1,022.00	$1,014.40	$1,022.80	$1,023.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011
	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$4.26	$11.91	$3.50	$3.09
Ending value (after expenses)	$1,020.86	$1,013.24	$1,021.61	$1,022.01

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 2.36% for Class B, .69% for Class D and .61% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.5%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/13	2,350,000	2,517,437
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/16	2,500,000	2,924,850
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,805,419
Alaska—.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,279,300
Arizona—2.2%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/13	2,690,000	2,905,146
Regional Public Transportation
Authority, Transportation Excise
Tax Revenue (Maricopa County
Public Transportation Fund)	5.00	7/1/13	4,590,000	4,930,257
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/15/14	3,770,000	4,169,884
California—8.9%
California,
GO	5.00	9/1/16	2,500,000	2,896,825
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,641,700
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,923,473
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,626,740
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000	4,508,962

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,398,160
California Statewide Communities
Development Authority,
Revenue (Proposition 1A
Receivables Program)	5.00	6/15/13	11,010,000	11,776,957
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000	1,236,089
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,610,650
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,240,180
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,585,362
Southern California Public Power
Authority, Transmission
Project Revenue (Southern
Transmission Project)	5.00	7/1/14	3,000,000	3,331,050
Colorado—.1%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	781,204
District of Columbia—1.7%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,490,000
Metropolitan Washington
Airports Authority,
Airport System Revenue	5.00	10/1/13	3,300,000	3,564,858
Florida—10.5%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,162,800
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,904,085

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	763,245
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,526,266
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,751,403
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,779,500
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,975,925
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,518,227
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,976,446
Highlands County Health Facilities
Authority, HR (Adventist Health
System/Sunbelt Obligated Group)	5.00	11/15/13	1,000,000	1,088,200
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company Project)	5.10	10/1/13	1,855,000	1,917,532
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	2,034,926
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,592,165
Lee County,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/14	3,000,000	3,247,530
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,094,870

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000		2,177,533
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/14	2,000,000		2,207,440
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000		2,641,098
Sarasota County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/14	1,365,000		1,487,345
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000		1,662,615
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000		1,806,015
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000		2,414,277
Georgia—.6%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding Student
Athletic Complex II Project)	5.75	11/1/13	1,095,000		1,099,971
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	1/1/14	2,100,000	[a]	2,325,918
Hawaii—1.1%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,099,942
Illinois—5.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000		4,034,638

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	[a]	2,975,994
Chicago,
Passenger Facility Charge
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/15	1,000,000		1,103,140
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,163,580
Illinois,
GO	5.00	1/1/14	7,300,000		7,881,445
Illinois,
GO	5.00	1/1/15	2,665,000		2,944,319
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000		2,579,195
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	4.00	6/1/13	1,200,000		1,255,968
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/14	3,800,000		4,135,198
Indiana—2.1%
Indiana Finance Authority,
Revenue (Trinity Health
Credit Group)	5.00	12/1/13	2,045,000		2,228,968
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000	[a]	1,076,840
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000		2,273,300
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	1/1/14	2,230,000		2,333,561
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000		3,344,850

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas—.6%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System, Inc.)	4.00	11/15/12	1,000,000	1,035,300
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,282,768
Louisiana—1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	9/1/14	5,885,000	6,305,778
Maryland—3.8%
Baltimore County,
GO (Consolidated
Public Improvement)	5.00	8/1/13	1,000,000	1,085,570
Baltimore County,
GO (Consolidated
Public Improvement)	5.00	11/1/15	5,600,000	6,571,992
Harford County,
GO (Consolidated
Public Improvement)	5.00	7/1/13	2,650,000	2,869,261
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/15	3,435,000	3,999,474
Montgomery County,
GO (Consolidated
Public Improvement)	5.00	7/1/16	5,105,000	6,059,584
Massachusetts—1.2%
Massachusetts Bay Transportation
Authority, Senior
Sales Tax Revenue	5.25	7/1/13	2,100,000	2,279,844
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,300,700
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	701,915

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/14	1,300,000	1,447,511
Michigan—2.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,380,125
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	1/15/15	4,300,000	4,888,369
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	6.25	9/1/14	2,500,000	2,773,350
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/14	2,500,000	2,679,275
Minnesota—.3%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,559,938
Missouri—.6%
Missouri Board of Public
Buildings, Special
Obligation Revenue	4.00	10/1/15	3,000,000	3,377,430
Nebraska—.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,400,080
Nevada—.9%
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/14	1,000,000	1,101,650

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/15/14	2,650,000		2,967,417
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000		1,058,607
New Jersey—3.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000		5,624,600
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/14	1,795,000		1,896,651
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,818,862
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000		5,223,497
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000		237,897
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	[a]	4,348,320
New Mexico—1.3%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000		4,028,565
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000		3,289,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York—6.2%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,931,527
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/14	2,120,000	2,388,562
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/13	2,880,000	3,112,963
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	3,011,518
New York City,
GO	5.00	8/1/15	2,000,000	2,301,380
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/15	2,000,000	2,233,200
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,490,665
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,403,800
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,105,810
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,908,225
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,794,700
North Carolina—.8%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,077,160

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina (continued)
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,324,630
Ohio—.5%
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,236,722
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,436,180
Oklahoma—1.6%
Tulsa County Industrial
Authority, Capital
Improvements Revenue	5.00	5/15/14	6,000,000	6,641,820
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,305,653
Oregon—1.5%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/16	1,750,000	2,061,098
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,074,865
Pennsylvania—6.6%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,098,910
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,064,530
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,033,860
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,370,290
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,354,368

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc. Project)	4.70	11/1/14	3,500,000	3,824,275
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,231,960
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System of
Higher Education)	5.00	6/15/13	4,225,000	4,544,875
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,884,410
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,087,648
Philadelphia Hospitals and
Higher Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	390,000	393,803
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,645,175
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,345,548
South Carolina—3.5%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,919,518
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,095,340
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,099,600
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,953,062
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	10,835,900

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee—1.0%
Memphis,
Electric System
Subordinate Revenue	5.00	12/1/14	5,000,000	5,658,050
Texas—10.5%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,835,417
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,714,755
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,428,187
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,727,235
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,467,147
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,063,980
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	2,074,854
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,157,104
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,143,448
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,857,651

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,110,670
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,009,698
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,685,525
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,620,534
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/15/13	1,465,000	1,597,876
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	2,295,000	2,482,318
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	705,000	769,902
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,335,130
Texas A&M University System
Board of Regents, Financing
System Revenue	5.00	5/15/14	4,835,000	5,397,746
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,750,775
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects)	5.00	2/1/13	4,190,000	4,444,878

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000		1,555,849
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000		1,106,460
University of Houston Board of
Regents, Consolidated
System Revenue	5.00	2/15/13	2,285,000		2,424,339
Utah—.7%
Utah Board of Regents,
University of Utah HR
(Insured; National
Public Finance
Guarantee Corp.)	5.00	8/1/14	1,500,000		1,661,460
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000		2,033,260
Virginia—5.0%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000		2,289,325
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000	[a]	2,185,140
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000		4,653,900
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000		1,556,265
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/13	3,250,000		3,526,023

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/14	2,000,000	2,251,120
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/14	2,000,000	2,251,120
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,287,930
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,358,483
Washington—4.7%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,689,090
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	2,942,780
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,556,936
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,866,787
Greater Wenatchee Regional
Events Center Public Facilities
District, Revenue and
Special Tax BAN	5.25	12/1/11	3,000,000	2,976,900
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,802,300
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,189,923
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	4,968,675
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,708,725

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—1.7%
Wisconsin,
GO	5.00	5/1/13	2,405,000	2,579,531
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,752,720
Wisconsin,
Petroleum Inspection
Fee Revenue	5.00	7/1/14	3,250,000	3,623,230
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,477,487
U.S. Related—3.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,477,399
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,093,720
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000	5,294,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,855,058
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,389,500
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,055,170
Total Long-Term Municipal Investments
(cost $523,999,473)				537,721,338

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.6%	Rate (%)	Date	Amount ($)		Value ($)
California—1.0%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.10	10/1/11	1,400,000	[b]	1,400,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.20	10/1/11	2,000,000	[b]	2,000,000
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.20	10/1/11	2,300,000	[b]	2,300,000
New York—.6%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	10/1/11	1,100,000	[b]	1,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	10/1/11	1,900,000	[b]	1,900,000
Total Short-Term Municipal Investments
(cost $8,700,000)					8,700,000

Total Investments (cost $532,699,473)			100.4%		546,421,338

Liabilities, Less Cash and Receivables			(.4%)		(2,415,394)

Net Assets			100.0%		544,005,944

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate demand note—rate shown is the interest rate in effect at September 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	19.9
AA		Aa		AA	47.9
A		A		A	24.0
BBB		Baa		BBB	6.3
F1		MIG1/P1		SP1/A1	1.8
Not Rated[c]		Not Rated[c]		Not Rated[c]	.1
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			532,699,473	546,421,338
Cash				820,855
Interest receivable				6,555,150
Receivable for shares of Beneficial Interest subscribed				435,684
Prepaid expenses				37,168
				554,270,195
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				299,928
Payable for investment securities purchased				9,495,107
Payable for shares of Beneficial Interest redeemed				379,551
Accrued expenses				89,665
				10,264,251
Net Assets ($)				544,005,944
Composition of Net Assets ($):
Paid-in capital				530,336,148
Accumulated undistributed investment income—net				24,298
Accumulated net realized gain (loss) on investments				(76,367)
Accumulated net unrealized appreciation
(depreciation) on investments				13,721,865
Net Assets ($)				544,005,944

Net Asset Value Per Share
	Class A	Class B	Class D	Class I
Net Assets ($)	42,789,004	48,708	468,236,543	32,931,689
Shares Outstanding	3,227,247	3,677	35,320,836	2,483,486
Net Asset Value Per Share ($)	13.26	13.25	13.26	13.26

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	6,682,852
Expenses:
Management fee—Note 3(a)	1,353,768
Distribution fees—Note 3(b)	233,476
Shareholder servicing costs—Note 3(c)	152,152
Registration fees	42,074
Professional fees	37,154
Custodian fees—Note 3(c)	21,440
Prospectus and shareholders’ reports	15,200
Trustees’ fees and expenses—Note 3(d)	5,222
Loan commitment fees—Note 2	4,837
Interest expense—Note 2	141
Miscellaneous	25,022
Total Expenses	1,890,486
Less—reduction in expenses due to undertaking—Note 3(a)	(31)
Less—reduction in fees due to earnings credits—Note 3(c)	(78)
Net Expenses	1,890,377
Investment Income—Net	4,792,475
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,527,178
Net unrealized appreciation (depreciation) on investments	5,710,067
Net Realized and Unrealized Gain (Loss) on Investments	7,237,245
Net Increase in Net Assets Resulting from Operations	12,029,720

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment income—net	4,792,475	11,239,779
Net realized gain (loss) on investments	1,527,178	1,064,567
Net unrealized appreciation
(depreciation) on investments	5,710,067	(2,019,366)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,029,720	10,284,980
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(351,558)	(768,058)
Class B Shares	(42)	(2,050)
Class D Shares	(4,128,821)	(9,859,387)
Class I Shares	(287,756)	(521,417)
Total Dividends	(4,768,177)	(11,150,912)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,967,323	39,813,394
Class B Shares	12,609	32,186
Class D Shares	51,701,285	195,678,503
Class I Shares	18,888,741	18,350,408
Dividends reinvested:
Class A Shares	272,397	562,370
Class B Shares	41	2,036
Class D Shares	3,738,156	8,936,840
Class I Shares	102,340	24,540
Cost of shares redeemed:
Class A Shares	(18,057,710)	(26,331,763)
Class B Shares	(38,805)	(381,820)
Class D Shares	(70,248,230)	(253,648,064)
Class I Shares	(7,686,171)	(24,036,260)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,348,024)	(40,997,630)
Total Increase (Decrease) in Net Assets	(1,086,481)	(41,863,562)
Net Assets ($):
Beginning of Period	545,092,425	586,955,987
End of Period	544,005,944	545,092,425
Undistributed investment income—net	24,298	—

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Capital Share Transactions:
Class A
Shares sold	979,724	3,017,415
Shares issued for dividends reinvested	20,609	42,755
Shares redeemed	(1,366,639)	(2,006,522)
Net Increase (Decrease) in Shares Outstanding	(366,306)	1,053,648
Class Ba
Shares sold	948	2,374
Shares issued for dividends reinvested	3	155
Shares redeemed	(2,930)	(29,009)
Net Increase (Decrease) in Shares Outstanding	(1,979)	(26,480)
Class Da
Shares sold	3,913,587	14,874,283
Shares issued for dividends reinvested	282,826	678,961
Shares redeemed	(5,329,456)	(19,318,772)
Net Increase (Decrease) in Shares Outstanding	(1,133,043)	(3,765,528)
Class I
Shares sold	1,436,875	1,392,450
Shares issued for dividends reinvested	7,736	1,867
Shares redeemed	(581,580)	(1,830,056)
Net Increase (Decrease) in Shares Outstanding	863,031	(435,739)

a	During the period ended March 31, 2011, 3,818 Class B shares representing $50,547 were automatically converted to 3,818 Class D shares.
See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2011	Year Ended March 31,
Class A Shares	(Unaudited)	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.08	13.09	12.94
Investment Operations:
Investment income—net[b]	.11	.23	.14
Net realized and unrealized
gain (loss) on investments	.18	(.01)	.17
Total from Investment Operations	.29	.22	.31
Distributions:
Dividends from investment income—net	(.11)	(.23)	(.16)
Net asset value, end of period	13.26	13.08	13.09
Total Return (%)[c]	2.20[d]	1.68	2.43[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[e]	.84	.86[e]
Ratio of net expenses to average net assets	.84[e]	.84	.85[e]
Ratio of net investment income
to average net assets	1.63[e]	1.75	1.81[e]
Portfolio Turnover Rate	16.10[d]	20.09	10.06[d]
Net Assets, end of period ($ x 1,000)	42,789	47,008	33,246

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
Class B Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.07	13.09	12.75	12.71	12.63	12.57
Investment Operations:
Investment income—net[a]	.01	.10	.17	.31	.27	.25
Net realized and unrealized
gain (loss) on investments	.18	(.03)	.33	.05	.09	.05
Total from Investment Operations	.19	.07	.50	.36	.36	.30
Distributions:
Dividends from
investment income—net	(.01)	(.09)	(.16)	(.31)	(.28)	(.24)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	—
Total Distributions	(.01)	(.09)	(.16)	(.32)	(.28)	(.24)
Net asset value, end of period	13.25	13.07	13.09	12.75	12.71	12.63
Total Return (%)[b]	1.44[c]	.55	3.95	2.85	2.87	2.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.46[d]	1.79	1.77	1.76	1.79	1.72
Ratio of net expenses
to average net assets	2.36[d]	1.79	1.77	1.76	1.78	1.72
Ratio of net investment income
to average net assets	.14[d]	.78	1.30	2.49	2.23	1.94
Portfolio Turnover Rate	16.10[c]	20.09	10.06	36.97	62.90	48.46
Net Assets, end of period
($ x 1,000)	49	74	421	662	429	839

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2011			Year Ended March 31,
Class D Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.08	13.09	12.75	12.71	12.63	12.57
Investment Operations:
Investment income—net[a]	.12	.25	.28	.43	.41	.36
Net realized and unrealized
gain (loss) on investments	.18	(.01)	.35	.05	.08	.06
Total from Investment Operations	.30	.24	.63	.48	.49	.42
Distributions:
Dividends from
investment income—net	(.12)	(.25)	(.29)	(.43)	(.41)	(.36)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	—
Total Distributions	(.12)	(.25)	(.29)	(.44)	(.41)	(.36)
Net asset value, end of period	13.26	13.08	13.09	12.75	12.71	12.63
Total Return (%)	2.28[b]	1.84	4.98	3.85	3.90	3.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[c]	.70	.72	.77	.77	.76
Ratio of net expenses
to average net assets	.69[c]	.70	.72	.77	.77	.76
Ratio of net investment income
to average net assets	1.78[c]	1.92	2.17	3.45	3.23	2.89
Portfolio Turnover Rate	16.10[b]	20.09	10.06	36.97	62.90	48.86
Net Assets, end of period
($ x 1,000)	468,237	476,809	526,370	217,715	136,999	146,509

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

Six Months Ended
September 30, 2011		Year Ended March 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.08	13.09	12.76	12.54
Investment Operations:
Investment income—net[b]	.12	.27	.28	.08
Net realized and unrealized
gain (loss) on investments	.18	(.01)	.36	.27
Total from Investment Operations	.30	.26	.64	.35
Distributions:
Dividends from investment income—net	(.12)	(.27)	(.31)	(.13)
Net asset value, end of period	13.26	13.08	13.09	12.76
Total Return (%)	2.31[c]	1.96	5.03	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.57	.59	.82[d]
Ratio of net expenses to average net assets	.61[d]	.57	.59	.65[d]
Ratio of net investment income
to average net assets	1.83[d]	2.04	2.07	3.51[d]
Portfolio Turnover Rate	16.10[c]	20.09	10.06	36.97
Net Assets, end of period ($ x 1,000)	32,932	21,201	26,920	110

a	From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares and, effective on or about March 13, 2012, all outstanding Class B shares will automatically convert to Class A shares. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	546,421,338	—	546,421,338

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,739,136 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2011. If not applied, $44,004 of the carryover expires in fiscal 2012, $278,375 expires in fiscal 2014, $958,575 expires in fiscal 2015 and $458,182 expires in fiscal 2016.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2011 was as follows: tax exempt income $11,084,892 and ordinary income $66,020.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2011, was approximately $20,800 with a related weighted average annualized interest rate of 1.35%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses allocated to Class B (exclusive of taxes, brokerage fees, 12b-1 distribution plan fees, shareholder services fees, interest on borrowings, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the average daily net assets of Class B, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense.The reduction in expenses, pursuant to the undertaking, for Class B shares, amount to $31 during the period ending September 30, 2011.

During the period ended September 30, 2011, the Distributor retained $776 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .10% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2011, Class B and Class D shares were charged $240 and $233,236, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class B shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2011, Class A and Class B shares were charged $54,131 and $80, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2011, the fund was charged $46,993 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2011, the fund was charged $4,090 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $78.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2011, the fund was charged $21,440 pursuant to the custody agreement.

During the period ended September 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $222,338, Rule 12b-1 distribution plan fees $38,398, shareholder services plan fees $8,501, custodian fees $11,886, chief compliance officer fees $3,750 and transfer agency per account fees $15,055.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2011, amounted to $87,522,981 and $86,226,266, respectively.

At September 30, 2011, accumulated net unrealized appreciation on investments was $13,721,865, consisting of $14,059,863 gross unrealized appreciation and $337,998 gross unrealized depreciation.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of March 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for eight of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)